Other Intangible Assets - Estimated Intangible Asset Future Amortization Expense (Details) $ in Millions	Sep. 30, 2018 USD ($)
Other Intangible Assets [Abstract]
Fiscal 2019	$ 300.1
Fiscal 2020	289.6
Fiscal 2021	243.8
Fiscal 2022	234.6
Fiscal 2023	$ 226.4